TAXATION - Income Tax Paid (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income tax paid
Chinese mainland	¥ 318,086
Total	422,299	$ 60,388	¥ 211,896	¥ 145,605
Hong Kong S.A.R.
Income tax paid
Foreign tax paid	100,731
Other jurisdictions
Income tax paid
Foreign tax paid	¥ 3,482